Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
Provisions	€ 13,438	€ 14,106
Initial recognition and changes in estimates	955
Accretion discount	190
Reversal of utilized provisions	(1,628)
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	9,362	€ 8,936
Initial recognition and changes in estimates	955
Accretion discount	€ 190
Period to incur expenditures	50 years
Reversal of utilized provisions	€ (252)
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	(0.20%)	(0.10%)
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	3.70%	6.10%
Provisions for site restoration, abandonment and social projects | Exploration & Production
Provisions
Provisions	€ 8,454
Estimated costs for social projects
Provisions
Initial recognition and changes in estimates	439
Environmental provisions
Provisions
Provisions	2,263	€ 2,602
Accretion discount	(2)
Reversal of utilized provisions	(296)
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	1,647
Environmental provisions | Refining & Marketing
Provisions
Provisions	359
Provisions for litigations
Provisions
Provisions	385	850
Accretion discount	1
Reversal of utilized provisions	(526)
Provisions for litigations | Exploration & Production
Provisions
Provisions	250
Reversal of utilized provisions	(515)
Provisions for taxes other than income taxes
Provisions
Provisions	170	199
Reversal of utilized provisions	(30)
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	139
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	258	333
Reversal of utilized provisions	(237)
Reinsurance receivables	116
Provisions for losses on investments
Provisions
Provisions	198	188
Provisions for losses on investments | ISAF SpA
Provisions
Provisions	146
Provisions for OIL insurance cover
Provisions
Provisions	€ 95	€ 113
Period for charging increased insurance premiums	5 years